Cross Shore Discovery Fund
Schedule of Investments (Unaudited)
June 30, 2023

Portfolio Funds*	% of Net Assets		Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	4.6%		$ 677,447	$ 1,480,296	1/2/2015	Quarterly	9/30/2023

EVR Offshore Partners Fund, Ltd., Class B, Series 1121	5.5%		1,750,000	1,774,346	11/1/2021	Quarterly	9/30/2023	(3)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	8.7%		1,600,000	2,813,807	2/1/2018	Quarterly	9/30/2023

Hill City Capital Offshore Fund Ltd., Class A, Series 14	6.4%		1,750,000	2,051,329	11/1/2021	Quarterly	9/30/2023	(3)

TCIM Offshore Fund Ltd., Class A-33, Series 2019-12	7.9%		1,756,890	2,536,633	12/1/2019	Monthly	7/31/2023

Thames Absolute Return Offshore Fund, Ltd., Class B-2, Series 1	5.8%		1,550,000	1,861,055	11/1/2017	Quarterly	9/30/2023

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2020-08	5.2%		1,300,000	1,685,933	7/1/2021	Quarterly	9/30/2023

Total Long/Short Generalist	44.1%		10,384,337	14,203,399

Long/Short Sector:
Energy
Encompass Capital Fund Offshore Ltd., Class A, Series 1	10.8%		1,803,039	3,461,916	1/1/2020	Quarterly	9/30/2023

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund Ltd., Class A-1	12.0%		1,069,545	3,875,042	5/1/2017	Quarterly	9/30/2023
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	10.0%		2,100,000	3,218,803	1/1/2019	Quarterly	9/30/2023

Total Healthcare, Biotechnology	22.0%		3,169,545	7,093,845

Healthcare, Consumer
Armistice Capital Offshore Fund Ltd., Class A, Series 2019-04B	0.0%	(5)	17,040	1,890	4/1/2019	N/A	(4)
Armistice Capital Offshore Fund Ltd., Class A, Series 2015-09B	0.0%	(5)	4,503	984	9/1/2015	N/A	(4)
Armistice Capital Offshore Fund Ltd., Class A, Series 2013-08B	0.0%	(5)	3,108	745	1/2/2015	N/A	(4)
Total Healthcare, Consumer	0.0%	(5)	24,651	3,619

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	8.3%		1,585,524	2,657,282	5/15/2019	Quarterly	9/30/2023	(3)

Total Long/Short Sector	41.1%		6,582,759	13,216,662

Total Investments In Portfolio Funds	85.2%		$ 16,967,096	$ 27,420,061

Cross Shore Discovery Fund
Schedule of Investments (Unaudited)
June 30, 2023

Money Market Funds	% of Net Assets	Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 5.19%(6)	8.7%	$ 2,810,761	$ 2,810,604	2,810,322

Total Investments	93.9%	$ 19,777,857	$ 30,230,665

Other Assets in Excess of Liabilities	6.1%		$ 1,966,946

Net Assets	100.0%		$ 32,197,611

* Non-income producing security.
(1) There were no unfunded capital commitments as of June 30, 2023.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to 25% investor level quarterly gate.
(4) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(5) Amount is less than 0.05%.
(6) Rate disclosed is the seven day effective yield as of June 30, 2023.